Related-party Transactions	12 Months Ended
Dec. 31, 2024
Related-party Transactions
Related-party Transactions

Note 26.  Related-party Transactions

(a)	Name and relationship

Name of related parties	Relationship
Viewsil Microelectronics (Kunshan) Limited (Viewsil)(1)	Associates
Viewsil Technology Limited (VST)(1)	Associates
Ganzin Technology Corp.	Associates
Prilit Optronics, Inc.(2)	Associates
Iris Optronics Co., Ltd.	Associates
Guangzhou Pixtalks Information Technology Co., Ltd.	Associates
Cheng Mei Materials Technology Corporation (CMMT)(3)	Other related parties
Ningbo Cheng Mei Materials Technology Co., Ltd.(3)	Other related parties

Note 1: Equity method investee of the Company, becoming as a subsidiary of the Company from December 30, 2023. VST is the subsidiary of Viewsil.

Note 2: It became equity method investee of the Company in October 2022.

Note 3: CMMT resigned as a legal director and then lost significant influence on CM Visual Technology Corp. from June 25, 2024.

(b)	Significant transactions with related parties
(i)	Sales and accounts receivable

	Year ended December 31,
	2022	2023	2024

	(in thousands)
Sales of goods
Associates	$—	8	54
Other related parties	215	111	11
	$215	119	65

	December 31,
	2023	2024

	(in thousands)
Accounts receivable
Other related parties	$14	31

(ii)	Purchase and accounts payable

	Year ended December 31,
	2022	2023	2024

	(in thousands)
Purchase of raw materials
CMMT	$1,079	1,258	—

	December 31,
	2023	2024

	(in thousands)
Accounts payable
CMMT	$911	—

(iii)

The Company made an interest-free loan of $1,200 thousand as of December 31, 2022 to VST for its short-term funding needs. The loan is repayable on demand. The Company may consider providing further future loans to VST.

(iv)	Others

	Year ended December 31,
	2022	2023	2024

	(in thousands)
Revenue from miscellaneous service
Associates	$181	78	92
Other related parties	9	—	—
	$190	78	92

Technical service fee
Viewsil	$1,050	1,140	—

Miscellaneous fee
CMMT	$496	458	—
Associates	—	—	11
	$496	458	11

	December 31,
	2023	2024

	(in thousands)
Other receivable
Associates	$12	13
Other related parties	54	—
	$66	13

Other payable
Other related parties	$110	—

(c)	Compensation of key management personnel

For the years ended December 31, 2022, 2023 and 2024, the aggregate cash compensation that the Company paid to the independent directors was $150 thousand, $150 thousand and $150 thousand, respectively. The aggregate share-based compensation that the Company paid to the independent directors was nil.

The compensation to key management personnel for the years ended December 31, 2022, 2023 and 2024 were as follows:

	Year ended December 31,
	2022	2023	2024

	(in thousands)
Short-term employee benefits	$1,721	1,790	1,781
Post-employment benefits	11	10	10
Share-based compensation	363	202	227
	$2,095	2,002	2,018